Right of Use Assets and Operating Lease Liability - Schedule of Weighted-Average Discount Rate for Operating Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Weighted-Average Discount Rate for Operating Leases [Abstract]
2025	$ 405,529
2026	809,376
2027	771,028
2028	223,638
Total operating lease payment	2,209,571
Less: Imputed interest	(150,095)
Present value of operating lease liabilities	2,059,476
Operating lease liabilities – current	(731,254)	$ (684,143)
Operating lease liabilities – non-current	$ 1,328,222	$ 1,499,386